CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 116,382	$ 134,784	$ 197,032
Short-term restricted cash	2,254	3,289	12,985
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	118,636	138,073	210,017	$ 175,102
Minimum cash requirement	$ 20,000
Minimum cash requirement percentage	5.00%
Cash and cash equivalents covenanted to be retained	$ 72,900	$ 61,300	$ 69,500
Recourse Debt
Restricted Cash and Cash Equivalents Items [Line Items]
Minimum cash requirement	$ 20,000
Minimum cash requirement percentage	5.00%